Equity Shares (Details) - Schedule of Changes and Balances to the Components of Accumulated Other Comprehensive Loss ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance of Beginning	₨ 24,248
Adjustments during the year	(1,531)	$ (20.2)	₨ 965	₨ (1,189)
Balance of Ending	38,914	512.9	24,248
Balance of Ending (in Dollars)	38,914		24,248
Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance of Beginning	(972)		(1,937)
Adjustments during the year	(1,531)		965
Balance of Ending	(2,503)	(33.0)	(972)	(1,937)
Balance of Ending (in Dollars)	(2,503)		(972)	(1,937)
Cashflow Hedge, net of taxes (INR) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance of Beginning	5,110		5,745
Adjustments during the year	(4,474)		(635)
Balance of Ending	636	8.4	5,110	5,745
Balance of Ending (in Dollars)	636		5,110	5,745
Foreign currency translation, net of taxes (INR) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance of Beginning	(6,082)		(7,682)
Adjustments during the year	2,943		1,600
Balance of Ending	(3,139)	$ (41.4)	(6,082)	(7,682)
Balance of Ending (in Dollars)	₨ (3,139)		₨ (6,082)	₨ (7,682)